Schedule of Domestic and International Customers Products Sales (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Geographical Information [Line Items]
Total sales	$ 2,142,040	$ 1,606,254
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales	2,096,825	1,559,614
International
Schedule Of Geographical Information [Line Items]
Total sales	$ 45,215	$ 46,640